Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 11, 2021	Jun. 08, 2021	Feb. 15, 2021	Feb. 23, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 01, 2021
Related Party Transactions (Details) [Line Items]
Amount incurred fees for services					$ 30,000	$ 30,000	$ 70,000	$ 120,000
Accrued expenses					13,750	30,000
Working capital loans					$ 1,500,000			$ 1,500,000
Warrant price per share (in Dollars per share)					$ 1			$ 1
Related party loans outstanding
Accrued expenses							$ 70,000	$ 183,750
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Issued and outstanding, percentage			20.00%
Aggregate of cover expenses				$ 300,000
Outstanding balance	$ 46,975
Outstanding balance	$ 46,975
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)									562,500
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exceeds price per share (in Dollars per share)			$ 12
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Administrative and support services		$ 10,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)			562,500
Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)			4,312,500
Aggregate purchase price			$ 25,000